Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
ASSETS
NON-CURRENT ASSETS	€ 90,707		€ 95,135
Intangible assets	16,856		18,005	€ 20,518
Goodwill	25,748		26,841
Property, plant and equipment	33,295		34,225	36,393
Investments accounted for by the equity method	68		77
Financial assets and other non-current assets	7,109		8,167
Deferred tax assets	7,631		7,820	8,229
CURRENT ASSETS	23,340		19,931
Inventories	1,692		1,117
Receivables and other current assets	10,579		10,093
Tax receivables	1,676		1,375
Other current financial assets	2,209		2,154
Cash and cash equivalents	5,692		5,192	3,736		€ 2,615
Non-current assets classified as held for sale	1,492		0
Total allocated assets	114,047		115,066
EQUITY AND LIABILITIES
EQUITY	26,980	€ 29,229	26,618	28,385	€ 25,436	€ 25,436
Equity attributable to equity holders of the parent and other holders of equity instruments	17,947		16,920
Equity attributable to non-controlling interests	9,033		9,698
NON-CURRENT LIABILITIES	57,418		59,382
Non-current financial liabilities	45,334		46,332
Payables and other non-current liabilities	1,890		1,687
Deferred tax liabilities	2,674		2,145	€ 2,395
Non-current provisions	7,520		9,218
CURRENT LIABILITIES	29,649		29,066
Current financial liabilities	9,368		9,414
Payables and other-current liabilities	15,485		15,095
Current tax payables	2,047		2,341
Current provisions	1,912		2,216
Liabilities associated with non-current assets classified as held for sale	837		0
TOTAL EQUITY AND LIABILITIES	€ 114,047		€ 115,066